UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Pardus Capital Management, L.P.
Address: 590 Madison Avenue
         25th Floor, Suite E
         New York, New York  10022

13F File Number:  28-11762

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Hamid Zanganeh
Title:     Chief Compliance Officer
Phone:     212.381.7770

Signature, Place, and Date of Signing:

     Hamid Zanganeh     New York, New York     August 14, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     9

Form13F Information Table Value Total:     $1,042,503 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BAYER A G                      SPONSORED ADR    072730302     2832     7000 SH  CALL SOLE                     7000
DELTA AIR LINES INC DEL        COM NEW          247361702    59100  3000000 SH       SOLE                  3000000
FORD MTR CO DEL                COM PAR $0.01    345370860   113040 12000000 SH       SOLE                 12000000
GENERAL MTRS CORP              COM              370442105   189000  5000000 SH       SOLE                  5000000
ICO GLOBAL COMM HLDGS LTD DE   CL A             44930K108    12180  3500000 SH       SOLE                  3500000
QIMONDA AG                     SPONSORED ADR    746904101    13132   850000 SH       SOLE                   850000
UAL CORP                       COM NEW          902549807   227304  5600000 SH       SOLE                  5600000
VIRGIN MEDIA INC               COM              92769L101   231515  9500000 SH       SOLE                  9500000
VISTEON CORP                   COM              92839U107   194400 24000000 SH       SOLE                 24000000